Schedule of Investments (unaudited)
November 30, 2024
iShares® MSCI Thailand ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Automobile Components — 0.3%
Sri Trang Agro-Industry PCL, NVDR	1,110,545	$597,756
Banks — 6.5%
Kasikornbank PCL, NVDR	769,900	3,382,619
Kiatnakin Phatra Bank PCL, NVDR(a)	284,273	414,842
Krung Thai Bank PCL, NVDR	4,549,000	2,658,449
SCB X PCL, NVDR(a)	1,093,400	3,650,246
Thanachart Capital PCL, NVDR(a)	353,300	504,751
Tisco Financial Group PCL, NVDR	264,000	742,795
TMBThanachart Bank PCL, NVDR	31,706,400	1,630,249
		12,983,951
Beverages — 1.1%
Carabao Group PCL, NVDR	458,700	1,028,761
Osotspa PCL, NVDR(a)	1,707,700	1,078,070
		2,106,831
Broadline Retail — 1.2%
Central Retail Corp. PCL, NVDR	2,354,234	2,309,783
Building Products — 0.1%
Dynasty Ceramic PCL, NVDR	3,780,140	206,104
Chemicals — 1.2%
PTT Global Chemical PCL, NVDR(a)	2,830,507	2,093,109
TOA Paint Thailand PCL, NVDR	812,900	339,203
		2,432,312
Construction & Engineering — 0.7%
CH Karnchang PCL, NVDR	1,566,200	832,064
PSG Corp. PCL, NVS(a)(b)	17,691,000	257,905
Stecon Group PCL(a)	1,421,628	329,527
		1,419,496
Construction Materials — 3.3%
Siam Cement PCL (The), NVDR(a)	1,011,500	5,430,508
Siam City Cement PCL, NVDR(a)	79,300	373,408
Tipco Asphalt PCL, NVDR(a)	844,200	470,128
TPI Polene PCL, NVDR	7,738,900	252,717
		6,526,761
Consumer Finance — 3.3%
AEON Thana Sinsap Thailand PCL, NVDR	117,700	424,193
Bangkok Commercial Asset Management PCL, NVDR	2,385,800	470,852
JMT Network Services PCL, NVDR	879,500	497,651
Krungthai Card PCL, NVDR(a)	1,176,700	1,608,854
Muangthai Capital PCL, NVDR	972,100	1,401,317
Ngern Tid Lor PCL, NVDR(a)	1,924,292	1,002,629
Srisawad Corp. PCL, NVDR	992,956	1,185,968
		6,591,464
Consumer Staples Distribution & Retail — 8.6%
Berli Jucker PCL, NVDR	1,324,900	914,000
CP ALL PCL, NVDR	7,508,700	13,433,802
CP Axtra PCL	2,624,311	2,658,934
		17,006,736
Diversified Consumer Services — 0.2%
SISB PCL	379,400	345,688
Diversified Telecommunication Services — 2.6%
Jasmine International PCL, NVDR	5,162,568	349,807
Jasmine Technology Solution PCL(b)	280,609	530,217
True Corp. PCL, NVDR(b)	13,449,148	4,363,952
		5,243,976
Electronic Equipment, Instruments & Components — 10.3%
Cal-Comp Electronics Thailand PCL, NVDR	3,417,000	831,323
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Delta Electronics Thailand PCL, NVDR(a)	4,020,308	$17,742,622
Hana Microelectronics PCL, NVDR	873,600	699,271
Jaymart Group Holdings PCL, NVDR(a)	795,800	329,243
KCE Electronics PCL, NVDR(a)	1,160,500	859,199
		20,461,658
Food Products — 3.7%
Betagro PCL, NVS	906,000	518,228
Charoen Pokphand Foods PCL, NVDR(a)	4,916,400	3,434,480
GFPT PCL, NVDR(a)	604,800	187,179
Ichitan Group PCL, NVDR	787,500	340,255
I-TAIL Corp. PCL, NVS	989,900	595,768
Sappe PCL	136,700	317,485
Thai Union Group PCL, NVDR	3,644,400	1,458,335
Thai Vegetable Oil PCL, NVDR	595,088	397,333
		7,249,063
Ground Transportation — 1.0%
BTS Group Holdings PCL, NVDR(b)	12,639,200	2,050,270
Health Care Equipment & Supplies — 0.2%
Sri Trang Gloves Thailand PCL, NVDR	1,336,800	424,845
Health Care Providers & Services — 8.4%
Bangkok Chain Hospital PCL, NVDR(a)	1,635,325	791,498
Bangkok Dusit Medical Services PCL, NVDR	14,276,100	10,510,140
Bumrungrad Hospital PCL, NVDR	755,476	4,592,427
Chularat Hospital PCL, NVDR(a)	6,678,200	514,044
Thonburi Healthcare Group PCL, NVDR	399,600	195,737
		16,603,846
Hotels, Restaurants & Leisure — 2.4%
Central Plaza Hotel PCL, NVDR(a)	623,800	688,564
Erawan Group PCL (The), NVDR	3,597,300	420,111
Minor International PCL, NVDR(a)	4,417,310	3,453,434
MK Restaurants Group PCL, NVDR	374,800	271,012
		4,833,121
Independent Power and Renewable Electricity Producers — 6.0%
B Grimm Power PCL, NVDR(a)	1,196,100	735,575
Banpu Power PCL, NVDR	828,100	280,078
BCPG PCL, NVDR	1,630,050	268,526
CK Power PCL, NVDR(a)	2,747,960	263,151
Electricity Generating PCL, NVDR	312,100	1,085,070
Energy Absolute PCL, NVDR(a)	2,746,200	512,404
Gulf Energy Development PCL, NVDR(a)	3,805,300	6,741,674
Gunkul Engineering PCL, NVDR	5,464,722	372,839
Ratch Group PCL, NVDR	1,425,100	1,280,945
TPI Polene Power PCL, NVDR	3,418,700	297,040
		11,837,302
Insurance — 0.9%
Bangkok Life Assurance PCL, NVDR	810,000	486,508
Dhipaya Group Holdings PCL, NVDR(a)	375,600	266,115
Thai Life Insurance PCL, NVDR	3,014,800	935,177
		1,687,800
Marine Transportation — 0.2%
Regional Container Lines PCL, NVDR	502,200	415,207
Media — 0.5%
Plan B Media PCL, NVDR	2,723,060	576,697
VGI PCL, NVDR(b)	5,272,350	435,533
		1,012,230
Oil, Gas & Consumable Fuels — 12.4%
Bangchak Corp. PCL, NVDR	1,174,200	1,056,081
Bangchak Sriracha PCL, NVDR(a)	964,800	207,344

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Thailand ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Banpu PCL, NVDR	10,451,724	$1,743,589
IRPC PCL, NVDR(a)	13,187,500	531,431
Prima Marine PCL, NVDR	1,281,800	321,408
PTT Exploration & Production PCL, NVDR(a)	1,767,484	6,584,666
PTT PCL, NVDR	12,841,300	12,092,869
Star Petroleum Refining PCL, NVDR(a)	2,298,700	456,762
Thai Oil PCL, NVDR(a)	1,551,700	1,710,739
		24,704,889
Passenger Airlines — 0.6%
Asia Aviation PCL, NVDR(b)	6,944,147	571,925
Bangkok Airways PCL, NVDR	836,100	573,598
		1,145,523
Personal Care Products — 0.1%
Karmarts PCL(a)	867,200	291,294
Pharmaceuticals — 0.2%
Mega Lifesciences PCL, NVDR	469,300	482,061
Real Estate Management & Development — 6.5%
Amata Corp. PCL, NVDR	1,014,400	865,113
AP Thailand PCL, NVDR(a)	3,126,586	790,056
Central Pattana PCL, NVDR	2,621,500	4,601,948
Land & Houses PCL, NVDR	10,894,000	1,718,548
MBK PCL, NVDR	1,173,700	647,694
Pruksa Holding PCL, NVDR(a)	762,400	187,835
Quality Houses PCL, NVDR	9,529,032	500,102
Sansiri PCL, NVDR	19,297,237	1,012,459
Supalai PCL, NVDR	1,551,700	861,855
WHA Corp. PCL, NVDR	10,725,440	1,784,636
		12,970,246
Specialty Retail — 3.2%
Aurora Design PCL, NVDR(a)	592,300	252,134
Com7 PCL, NVDR	1,423,300	1,103,689
Dohome PCL, NVDR(a)	1,500,937	442,881
Home Product Center PCL, NVDR(a)	7,725,773	2,133,700
PTT Oil & Retail Business PCL, NVDR	3,732,100	1,537,221
Siam Global House PCL, NVDR	2,060,600	964,962
		6,434,587
Transportation Infrastructure — 5.7%
Airports of Thailand PCL, NVDR(a)	5,206,700	9,242,556
Bangkok Expressway & Metro PCL, NVDR(a)	9,961,653	2,121,700
		11,364,256
Security	Shares	Value
Water Utilities — 0.3%
TTW PCL, NVDR	1,882,866	$494,083
Wireless Telecommunication Services — 8.2%
Advanced Info Service PCL, NVDR	1,528,619	12,719,961
Intouch Holdings PCL, NVDR	1,250,400	3,470,722
		16,190,683
Total Common Stocks — 99.9% (Cost: $275,532,258)		198,423,822
Warrants
Interactive Media & Services — 0.0%
VGI Public Co., Ltd., (Expires 12/31/25, Strike Price THB 1.50)(b)	621,735	23,929
Total Warrants — 0.0% (Cost: $—)		23,929
Total Long-Term Investments — 99.9% (Cost: $275,532,258)		198,447,751
Short-Term Securities
Money Market Funds — 12.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.79%(c)(d)(e)	23,726,811	23,738,674
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.62%(c)(d)	120,000	120,000
Total Short-Term Securities — 12.0% (Cost: $23,848,035)		23,858,674
Total Investments — 111.9% (Cost: $299,380,293)		222,306,425
Liabilities in Excess of Other Assets — (11.9)%		(23,576,819)
Net Assets — 100.0%		$198,729,606

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Thailand ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/24	Shares Held at 11/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$28,695,288	$—	$(4,954,371)(a)	$2,463	$(4,706)	$23,738,674	23,726,811	$292,784 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	520,000	—	(400,000)(a)	—	—	120,000	120,000	4,725	—
				$2,463	$(4,706)	$23,858,674		$297,509	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	2	12/20/24	$109	$(6,120)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$27,488,593	$170,935,229	$—	$198,423,822
Warrants	—	23,929	—	23,929

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Thailand ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$23,858,674	$—	$—	$23,858,674
	$51,347,267	$170,959,158	$—	$222,306,425
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(6,120)	$—	$—	$(6,120)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares